TRANSACTIONS WITH RELATED PARTIES (Schedule of Financing Leaseback) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Total long-term loans		$ 5,500
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
2014	527
2015	558
2016	590
2017	625
2018	662
2019 and thereafter	8,957
Total long-term loans	$ 11,919